Derivative financial instruments	9 Months Ended
Sep. 30, 2023
Derivative financial instruments
Derivative financial instruments	Derivative financial instruments
Inter engages in operations involving financial derivative instruments in the Group's risk management, as well as to meet the demands of its customers. These operations involve swaps, indices, and terms derivatives.
a.Derivative financial instruments – adjustment to fair value by maturity

	Notional	Amortized cost	Fair value	Up to 3 months		3 months to 1 year	1 year to 3 years	Above 3 years	09/30/2023	12/31/2022
Assets
Forward derivatives	16,833	9,389	9,389	7,499		1,890	—	—	9,389	—
Total assets	16,833	9,389	9,389	7,499		1,890	—	—	9,389	—

Liabilities
Swap derivatives	52,000	(17,395)	(17,395)	(3,969)		(5,248)	(8,177)	—	(17,394)	(37,502)
Forward derivatives	16,703	(3,664)	(3,664)	(3,497)		(168)	—	—	(3,665)	(266)
Future derivatives	5,349,550	—	—	—		—	—	—	—	—
Total liabilities	5,418,253	(21,059)	(21,059)	(7,466)	—	(5,416)	(8,177)	—	(21,059)	(37,768)

Net effect	5,435,086	(11,670)	(11,670)	33		(3,526)	(8,177)	—	(11,670)	(37,768)
b.Forward, future and swap contracts – notional value
Below is the notional value of all derivatives by maturity:

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	09/30/2023	12/31/2022
Long position	15,651	5,887	—	—	21,538	10,314
Forward derivatives	15,651	5,887	—	—	21,538	—
Future derivatives	—	—	—	—	—	10,314

Short position	699,646	972,771	1,754,628	1,986,503	5,413,548	681,478
Swap derivatives	11,500	16,000	24,500	—	52,000	78,000
Forward derivatives	9,895	2,103	—	—	11,998	—
Future derivatives	678,251	954,668	1,730,128	1,986,503	5,349,550	603,478
Total	715,297	978,658	1,754,628	1,986,503	5,435,086	691,792
Swap derivatives: The swaps were carried out with the purpose of mitigating the market risk associated with the mismatch between the indexes of the mortgage loan portfolio and the indexes of the funding portfolio. As of September 30, 2023, Inter had swap contracts in which one leg is indexed to CDI and the other leg is indexed IGP-M, with deposit of guarantee margin and recognized at their fair value.
Forward derivatives: Forward derivatives are carried out both to mitigate the market risks arising from Inter's exposure and to meet specific customer demands. Forward derivatives consider the purchase or sale of a certain asset based on a previously agreed price, with settlement at a future date.
Futures derivatives: Futures derivatives are entered into with the aim of mitigating (i) the risks arising from exposures linked to the exchange rate, including investments abroad, as well as (ii) the risks arising from the mismatch of interest rates on asset positions and funding rates.
Transactions involving derivative financial instruments (futures, currency forwards and swaps) are held in custody at B3 S.A.
c.Hedge accounting - fair value

Inter applies hedge accounting for certain of its loans and advances to customers. Inter’s swaps are classified as hedging instruments in a Fair Value Hedge hedging the risks related to a portion of the real estate portfolio which is indexed to inflation rates. The hedged contracts from the real estate portfolio are measured at fair value in relation to the specific risk of being hedged.

	09/30/2023	12/31/2022
Hedge instruments	3,832,167	133,789
Future DI (a)	2,924,261	—
IPCA (c)	594,634	—
Future dollar (b)	225,342	—
Swap (c)	87,930	133,789

Hedge object	3,879,275	132,981
Loans (a)	2,917,451	—
Investment abroad (b)	279,700	—
Real estate loans (c)	682,124	132,981
(a) Refers to loan portfolios, including advance FGTS withdrawals and public payroll loans;
(b) Used to protect investments in subsidiaries abroad;
(c) Refers to the real estate loan portfolio